Statement of Stockholders' Equity/(Deficiency) (Parenthetical) (USD $)	Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common Stock, shares authorized	85,000,000
Common Stock, no par value	$ 0
Preferred Stock, shares authorized	40,000,000
Preferred Stock, no par value	$ 0
Preferred Stock, non-cumulative dividend	8.00%
Conversion of preferred stock in to common stock	749,000